UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
[ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


W. Whitfield Gardner	Chadds Ford, Pennsylvania	February 12, 2009

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		89

Form 13F Information Table Value Total:		$4,048,039
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    45503  1928928 SH       SOLE                  1360013            568170
Abbott Labs                    COM              002824100    93434  1750677 SH       SOLE                  1176407            573675
Accenture Ltd., Cl - A         COM              G1150G111    99149  3023755 SH       SOLE                  2144526            878094
Activision Blizzard, Inc.      COM              00507V109    71523  8278072 SH       SOLE                  5899637           2375295
Adobe Systems, Inc.            COM              00724F101    75946  3567193 SH       SOLE                  2497508           1068305
American Capital Ltd.          COM              02503Y103      264    81440 SH       SOLE                    81440
Anadarko Petroleum Corporation COM              032511107    76767  1991356 SH       SOLE                  1408836            581720
Aon Corporation                COM              037389103    74696  1635208 SH       SOLE                  1081208            553340
Apple Computer, Inc.           COM              037833100    88272  1034230 SH       SOLE                   717350            316505
BMC Software, Inc.             COM              055921100     2677    99479 SH       SOLE                    99479
Bank of America Corp.          COM              060505104   118008  8381260 SH       SOLE                  6050254           2327661
Baxter International, Inc.     COM              071813109    92776  1731220 SH       SOLE                  1177317            553268
Best Buy Company, Inc.         COM              086516101    57692  2052380 SH       SOLE                  1489580            562045
BioMarin Pharmaceutical, Inc.  COM              09061G101      267    15000 SH       SOLE                    15000
Boston Scientific Corp.        COM              101137107    63198  8165054 SH       SOLE                  5742371           2419513
CIGNA Corp.                    COM              125509109     2270   134700 SH       SOLE                                     134700
CME Group, Inc.                COM              12572Q105    81887   393480 SH       SOLE                   276849            116476
CVS Corporation                COM              126650100   130032  4524416 SH       SOLE                  3183331           1339350
Castlepoint Holdings, Ltd.     COM              G19522112     3796   279960 SH       SOLE                   279960
Chevron Corporation            COM              166764100    71576   967641 SH       SOLE                   678586            288705
Comcast Corp. Class A          COM              20030N101     1055    62522 SH       SOLE                     2427             60095
Comcast Corp. Special Class A  COM              20030N200    88245  5464087 SH       SOLE                  3890703           1571134
Constant Contact, Inc.         COM              210313102     2301   173666 SH       SOLE                   173666
Continental Airlines, Inc.     COM              210795308     2233   123665 SH       SOLE                   123665
Corning, Inc.                  COM              219350105    50298  5277876 SH       SOLE                  3713866           1561980
Crown Holdings, Inc.           COM              228368106     2713   141292 SH       SOLE                   141292
Datascope Corp.                COM              238113104      392     7500 SH       SOLE                     7500
Dean Foods Co.                 COM              242370104     2040   113550 SH       SOLE                   113550
Diamond Offshore Drilling, Inc COM              25271C102     8221   139476 SH       SOLE                      476            139000
Dreamworks Animation SKG, Inc. COM              26153C103     2742   108559 SH       SOLE                   108559
ESCO Technologies, Inc.        COM              296315104     2920    71315 SH       SOLE                    71315
Electronic Arts, Inc.          COM              285512109      407    25400 SH       SOLE                    25400
Equinix, Inc.                  COM              29444U502     2059    38707 SH       SOLE                    38707
Express Scripts                COM              302182100    92051  1674266 SH       SOLE                  1141887            531784
Factset Research Systems, Inc. COM              303075105      831    18785 SH       SOLE                    18785
Fluor Corporation              COM              343412102    88773  1978455 SH       SOLE                  1371940            605715
Foster Wheeler Corp Com        COM              G36535139     4006   171329 SH       SOLE                    90854             80475
GameStop Corp.                 COM              36467W109     1723    79570 SH       SOLE                    68470             11100
Genelabs Technologies, Inc.    COM              368706206      194   150000 SH       SOLE                   150000
Genentech, Inc.                COM              368710406   114617  1382430 SH       SOLE                   940370            441525
Gilead Sciences, Inc.          COM              375558103   161052  3149229 SH       SOLE                  2155318            992756
Goldman Sachs, Inc.            COM              38141G104    75163   890660 SH       SOLE                   587016            303247
Goodrich Petroleum Corporation COM              382410405     2733    91249 SH       SOLE                    91249
Google, Inc. Cl-A              COM              38259P508   101252   329113 SH       SOLE                   233206             95787
Healthspring, Inc.             COM              42224N101     1773    88775 SH       SOLE                    88775
Hewlett-Packard Co.            COM              428236103   153513  4230161 SH       SOLE                  2971931           1256575
Humana, Inc.                   COM              444859102   191844  5146025 SH       SOLE                  3657100           1486865
ISHARES TR RUSSELL  1000 GROWT COM              464287614    42648  1150776 SH       SOLE                  1150776
ISHARES TR RUSSELL  1000 INDEX COM              464287622      436     8923 SH       SOLE                     8923
Intel Corp.                    COM              458140100    66307  4523007 SH       SOLE                  3160567           1360685
JP Morgan Chase & Co           COM              46625H100    65745  2085148 SH       SOLE                  1437508            646950
Liberty Media Corp.            COM              53071M500    42898  2454125 SH       SOLE                  1722849            730331
MEMC Electronic Materials, Inc COM              552715104    65167  4563536 SH       SOLE                  3263828           1297938
MICROS Systems, Inc.           COM              594901100     1286    78812 SH       SOLE                    78812
Mastercard Inc. - Class A      COM              57636Q104   124934   874089 SH       SOLE                   622963            250786
McDermott International        COM              580037109    39224  3970074 SH       SOLE                  2842974           1125475
McKesson Corp.                 COM              58155Q103    90175  2328298 SH       SOLE                  1612983            714445
Memory Pharmaceuticals, Inc.   COM              58606R403       76   125000 SH       SOLE                   125000
Mentor Corp.                   COM              587188103      387    12500 SH       SOLE                    12500
Merrill Lynch & Co., Inc.      COM              590188108    43200  3711330 SH       SOLE                  2725770            983975
MetLife, Inc.                  COM              59156R108    87697  2515701 SH       SOLE                  1795882            718894
Millicom International Cellula COM              L6388F110     2034    45289 SH       SOLE                    45289
Monsanto Company               COM              61166W101   160326  2278974 SH       SOLE                  1626125            651999
Net 1 UEPS Technologies, Inc.  COM              64107N206     1377   100506 SH       SOLE                   100506
Oracle Corp.                   COM              68389X105   114927  6482057 SH       SOLE                  4553737           1925820
Orient Express Hotels Ltd. - C COM              G67743107     1823   237991 SH       SOLE                   129946            108045
PPG Industries, Inc.           COM              693506107    61816  1456882 SH       SOLE                  1024287            432040
Petroleo Brasileiro, S.A.      COM              71654V408      252    10300 SH       SOLE                    10300
Precision Cast Parts           COM              740189105    67185  1129533 SH       SOLE                   788643            340470
Qualcomm, Inc.                 COM              747525103    96769  2700794 SH       SOLE                  1752229            947660
Range Resources Corp.          COM              75281A109     1818    52857 SH       SOLE                    52857
Research In Motion Ltd.        COM              760975102    36144   890689 SH       SOLE                   747859            142420
Salesforce.com, Inc.           COM              79466L302    57160  1785706 SH       SOLE                  1265796            519240
Starwood Hotels & Resorts      COM              85590A401     9852   550411 SH       SOLE                     2871            547540
T. Rowe Price Group, Inc.      COM              74144T108     1919    54160 SH       SOLE                    54160
TJX Company, Inc.              COM              872540109    73900  3592613 SH       SOLE                  2570608           1020705
Tessera Technologies, Inc.     COM              88164L100     1302   109630 SH       SOLE                   109630
Teva Pharmaceutical - SP ADR   COM              881624209    92800  2179938 SH       SOLE                  1846573            332350
The DIRECTV Group, Inc.        COM              25459L106     2691   117464 SH       SOLE                   117464
Transocean Ltd.                COM              H8817H100    39571   837477 SH       SOLE                   702481            134606
URS Corporation                COM              903236107    38691   949007 SH       SOLE                   686907            261700
Ulta Salon, Cosmetics & Fragra COM              90384S303      795    96020 SH       SOLE                    96020
Urban Outfitters, Inc.         COM              917047102    48135  3213287 SH       SOLE                  2289797            922295
Vocus, Inc.                    COM              92858J108     1652    90721 SH       SOLE                    90721
Wachovia Corp.                 COM              929903102      360    65000 SH       SOLE                    65000
Wynn Resorts, Ltd.             COM              983134107    55090  1303605 SH       SOLE                  1132790            170190
Zygo Corp.                     COM              989855101      104    15000 SH       SOLE                    15000
i2 Technologies, Inc.          COM              465754208       89    14000 SH       SOLE                    14000
iShares S&P 500 Growth Index F COM              464287309     4393    97765 SH       SOLE                    97765